GENERAL AND ADMINISTRATIVE EXPENSES (Tables)	12 Months Ended
Dec. 31, 2018
GENERAL AND ADMINISTRATIVE EXPENSES
Schedule of general and administrative expenses

	Year Ended December 31,
	2018	2017	2016
	U.S. dollars in thousands
Payroll and related expenses	3,880	3,311	1,082
Share-based payments	1,231	1,054	773
Professional services	1,461	2,246	1,391
Office-related expenses	547	567	300
Other	387	847	302
	7,506	8,025	3,848